OPERATING LEASE (Tables)	12 Months Ended
May 31, 2026
Operating Lease
SCHEDULE OF OPERATING LEASE RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The following table shows operating lease right-of-use assets and lease liabilities:

	As of May 31,
	2026	2025
Assets
Operating lease right-of-use assets, net	236,666	95,130
Liabilities
Operating lease liabilities, current	103,199	52,453
Operating lease liabilities, non-current	134,277	46,097
Weighted-average remaining lease term (in year) – Operating lease	2.66	1.81
Weighted-average discount rate (%) – Operating lease	6.32%	6.56%

SCHEDULE OF OPERATING LEASE COSTS

During the year ended May 31, 2026, 2025 and 2024, the Company incurred lease expenses, as follows:

	For the year ended May 31,
	2026	2025	2024
Operating lease expenses:
Amortization of operating lease right-of-use assets and interest of lease liabilities	119,725	39,603	31,619

SCHEDULE OF OTHER INFORMATION OF OPERATING LEASE

Other information about the Company’s leases is as follows:

	For the year ended May 31,
	2026	2025	2024
Cash outflow related to operating leases:
Operating cash outflow related to operating leases	120,809	40,691	29,255

SCHEDULE OF OPERATING LEASE COMMITMENTS

As of May 31, 2026 and 2025, the maturity analysis of lease liabilities is as follows:

As of May 31, 2026:	Operating lease
Financial years ending May 31, 2026
2027	114,925
2028	68,907
2029	68,907
2030 and thereafter	5,742
Total undiscounted cash flows	258,481
Less: imputed interest	(21,005)
Present value of lease liabilities	237,476
Less: Non-current portion of lease liabilities	(134,277)
Current portion of lease liabilities	103,199

As of May 31, 2025:	Operating lease
Financial years ending May 31, 2025
2026	57,241
2027	47,522
Total undiscounted cash flows	104,763
Less: imputed interest	(6,213)
Present value of lease liabilities	98,550
Less: Non-current portion of lease liabilities	(46,097)
Current portion of lease liabilities	52,453